Natural gas and liquids sales (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of natural gas and liquids sales [Abstract]
Disclosure of detailed information about natural gas and liquids sales [text Block]
	Year ended
	December 31
	2017	2016
Natural gas sales	$207,623	$145,878
Natural gas liquids sales	24,141	16,055
Total natural gas and liquids sales	$231,764	$161,933